Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]
NOTE 6:	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2019

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2019	1,777	396	220	359	2,752
Additions during the year	108	-	-	15	123
Deductions during the year	-	-	(1)	(5)	(6)

Balance as of December 31, 2019	1,885	396	219	369	2,869

Accumulated Depreciation

Balance as of January 1, 2019	536	366	45	261	1,208
Additions during the year:	280	15	20	61	376
Deductions during the year	-	-	(*)	(3)	(3)

Balance as of December 31, 2019	816	381	65	319	1,581

Depreciated cost as of December 31, 2019	1,069	15	154	50	1,288

Depreciated cost as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	309	4	45	15	373

Balance as of December 31, 2018:

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2018	1,250	384	171	295	2,100
Additions during the year	527	12	49	64	652

Balance as of December 31, 2018	1,777	396	220	359	2,752

Accumulated Depreciation

Balance as of January 1, 2018	302	241	31	182	756
Additions during the year:	234	125	14	79	452

Balance as of December 31, 2018	536	366	45	261	1,208

Depreciated cost as of December 31, 2018	1,241	30	175	98	1,544